Loans and Allowance for Credit Losses, Loans by Delinquency Status, Commercial (Details) - USD ($) $ in Millions	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
By delinquency status:
Loans, 90 days or more past due and still accruing	$ 11,858		$ 14,380
Loans	967,604	[1]	916,559	[1]	$ 862,551	$ 822,286	$ 798,351
Total Commercial [Member]
By delinquency status:
Loans	506,536		456,583		414,826	377,090	359,814
Commercial and Industrial Loans [Member]
By delinquency status:
Loans	330,840		299,892		271,795	235,358	223,703
Commercial real estate mortgage [Member]
By delinquency status:
Loans	132,491		122,160		111,996	112,427	106,392
Construction Loans [Member]
By delinquency status:
Loans	23,916		22,164		18,728	16,934	16,983
Lease Financing [Member]
By delinquency status:
Loans	19,289		12,367		$ 12,307	$ 12,371	$ 12,736
Consumer Real Estate Loans Government Guaranteed Or Insured [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	10,883		13,373
Student Loans, Government Guaranteed [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	3		26
Loans Excluding Purchased Credit-Impaired Loans [Member]
By delinquency status:
Nonaccrual loans	10,384		11,382
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	64		114
Nonaccrual loans	4,059		2,424
Loans	505,859		455,871
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	28		97
Nonaccrual loans	3,216		1,363
Loans	330,603		299,814
Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial real estate mortgage [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	36		13
Nonaccrual loans	685		969
Loans	132,108		121,618
Loans Excluding Purchased Credit-Impaired Loans [Member] | Construction Loans [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	0		4
Nonaccrual loans	43		66
Loans	23,859		22,072
Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
By delinquency status:
Loans, 90 days or more past due and still accruing	0		0
Nonaccrual loans	115		26
Loans	19,289		12,367
PCI Loans Carrying Value [Member]
By delinquency status:
Total PCI loans (carrying value)	16,731		19,971
PCI Loans Carrying Value [Member] | Total Commercial [Member]
By delinquency status:
Total PCI loans (carrying value)	677		712					$ 18,700
PCI Loans Carrying Value [Member] | Commercial and Industrial Loans [Member]
By delinquency status:
Total PCI loans (carrying value)	237		78
PCI Loans Carrying Value [Member] | Commercial real estate mortgage [Member]
By delinquency status:
Total PCI loans (carrying value)	383		542
PCI Loans Carrying Value [Member] | Construction Loans [Member]
By delinquency status:
Total PCI loans (carrying value)	57		92
PCI Loans Carrying Value [Member] | Lease Financing [Member]
By delinquency status:
Total PCI loans (carrying value)	0		0
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
By delinquency status:
Loans	500,748		452,495
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
By delinquency status:
Loans	326,765		297,847
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial real estate mortgage [Member]
By delinquency status:
Loans	131,165		120,415
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Construction Loans [Member]
By delinquency status:
Loans	23,776		21,920
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
By delinquency status:
Loans	19,042		12,313
30-89 days past due and still accruing [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
By delinquency status:
Loans	988		838
30-89 days past due and still accruing [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
By delinquency status:
Loans	594		507
30-89 days past due and still accruing [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Commercial real estate mortgage [Member]
By delinquency status:
Loans	222		221
30-89 days past due and still accruing [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Construction Loans [Member]
By delinquency status:
Loans	40		82
30-89 days past due and still accruing [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Lease Financing [Member]
By delinquency status:
Loans	$ 132		$ 28

[1]	(2)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.